Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

As at December 31	Note	C$ Principal Amount	2012	2011

Canadian Dollar Denominated Debt
Revolving credit and term loan borrowings	A	$-	$-	$-
Canadian Unsecured Notes:	B
4.30% due March 12, 2012		-	-	$492
5.80% due January 18, 2018		750	754	737
		$750	754	1,229

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A		-	-
U.S. Unsecured Notes:	B
4.75% due October 15, 2013			500	500
5.80% due May 1, 2014			1,000	1,000
5.90% due December 1, 2017			700	700
6.50% due May 15, 2019			500	500
3.90% due November 15, 2021			600	600
8.125% due September 15, 2030			300	300
7.20% due November 1, 2031			350	350
7.375% due November 1, 2031			500	500
6.50% due August 15, 2034			750	750
6.625% due August 15, 2037			500	500
6.50% due February 1, 2038			800	800
5.15% due November 15, 2041			400	400
			6,900	6,900
Total Principal	F		7,654	8,129

Increase in Value of Debt Acquired	C		46	46
Debt Discounts	D		(25)	(25)
Current Portion of Long-Term Debt	E		(500)	(492)
			$7,175	$7,658

Schedule Of Current Portion Of Long-Term Debt

	C$ Principal
As at December 31	Amount	2012	2011

4.30% due March 12, 2012	$-	$-	$492
4.75% due October 15, 2013	-	500	-
	$-	$500	$492

Mandatory Debt Payments

	C$ Principal	US$ Principal	Total US$
As at December 31	Amount	Amount	Equivalent

2013	$-	$500	$500
2014	-	1,000	1,000
2015	-	-	-
2016	-	-	-
2017	-	700	700
Thereafter	750	4,700	5,454
Total	$750	$6,900	$7,654